SHARE CAPITAL AND SHARE PREMIUM (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Shares
Shares

	March 31, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000
Authorized:
2,000,000,000 ordinary shares of $0.0001 each	200	200
Issued and fully paid:
364,566,989 and (2023: 363,822,069) ordinary shares of $0.0001 each	36	36

Summary of Movements in the Company's Share Capital and Share Premium
A summary of movements in the Company’s share capital and share premium is as follows:

	Number of shares in issue	Share capital	Share premium	Total
		US$’000	US$’000	US$’000
At December 31, 2023 and January 1, 2024	363,822,069	36	2,637,120	2,637,156
Exercise of share option	317,988	—	2,668	2,668
Reclassification of vesting of restricted share units	426,932	—	6,081	6,081
At March 31, 2024 (Unaudited)	364,566,989	36	2,645,869	2,645,905